SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING: October 2000

                          The France Growth Fund, Inc.
               (Name of registered closed-end investment company)

--------------------------------------------------------------------------------------------------------------------
                                                                          Approximate Asset
                                                                         Value or approximate
                                          Number of                       asset coverage per
  Date of each       Identification         Shares          Price          share at time of      Name of Seller or
  Transaction         of Security         Purchased       per Share            purchase         of Seller's Broker
--------------------------------------------------------------------------------------------------------------------
    10/3/00           Common Stock          5,000          12.7500               14.20          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/4/00           Common Stock          5,000          11.5000               12.78          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/6/00           Common Stock          5,000          11.2500               12.61          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/10/00          Common Stock          5,000          10.9313               12.38          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/11/00          Common Stock          5,000          10.5613               12.01          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/12/00          Common Stock          5,000          10.7500               11.98          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/13/00          Common Stock          5,000          10.8750               11.99          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/30/00          Common Stock          5,000          10.8125               12.15          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------
    10/31/00          Common Stock          5,000          10.9700               12.41          PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------------


REMARKS: None                                 THE FRANCE GROWTH FUND, INC
                                              ----------------------------
                                              Name of Registrant

                                      By:     /s/ Frederick J. Schmidt
                                      Name:   Frederick J. Schmidt
                                      Title:  Vice President and Treasurer